Intangible assets, net (Details) - Schedule of intangible assets - USD ($)	May 31, 2022	May 31, 2021
Schedule Of Intangible Assets Abstract
Intangible assets, net	$ 98,580	$ 89,647
Less: accumulated amortization	(22,753)	(5,197)
Intangible assets, net	$ 75,827	$ 84,450